Gain/(loss) on Deconsolidation of Subsidiary (Tables)	12 Months Ended
Dec. 31, 2025
Subsidiary [Abstract]
Distribution of Assets, Liabilities and Stockholders' Equity	The following table summarizes the assets, liabilities and non-controlling interest of Seaport and Vedanta derecognized from the
Group in the years ended December 31, 2024 and 2023, respectively.

	2024 $	2023 $
Assets, Liabilities and non-controlling interests in deconsolidated subsidiary	Seaport	Vedanta
Cash and cash equivalents	(91,570)	(13,784)
Trade and other receivables	(220)	(702)
Prepaid assets	(1,309)	(3,516)
Property and equipment, net	(175)	(8,092)
Right of use asset, net	—	(2,477)
Trade and other payables	6,102	15,078
Trade and other payables due to PureTech	3,370	139
Deferred revenue	—	1,902
Lease liabilities (including current portion)	—	4,146
Long-term loan (including current portion)	—	15,446
Subsidiary preferred shares and warrants	76,208	24,568
Other assets and liabilities, net	(475)	(462)
Sub-total (net assets)/liabilities	(8,070)	32,246
Derecognize carrying value of non-controlling interest	(7,430)	9,085
Recognize investment retained in deconsolidated subsidiary at fair value*	167,308	20,456
Calculated gain on deconsolidation	151,808	61,787
* Recognized investment in 2024 includes preferred shares held at fair value of $164,848 and common stock accounted for under the equity method with a fair value of $2,461.